Subsequent Events (Details Narrative)								1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Jun. 12, 2023 USD ($) shares	Apr. 16, 2023 USD ($) $ / shares shares	Apr. 05, 2023 USD ($)	Apr. 01, 2023 USD ($) shares	Mar. 24, 2023 USD ($) $ / shares shares	Feb. 22, 2023 shares	Feb. 21, 2023 USD ($)	May 31, 2023 USD ($) shares	Feb. 28, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Apr. 16, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 30, 2023 USD ($)	May 15, 2023 USD ($)	Mar. 21, 2021 $ / shares
Subsequent Event [Line Items]
shares issued during reverse stock split | shares						0.6786							0.6786
Proceeds from Warrant Exercises										$ 114,000	$ 126,000		$ 1,558,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares													91,611	444,059
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 11.78	$ 8.84
Fair value of common shares issued for services, shares | shares														288,909
Fair value of common shares issued for services										$ 586,000	612,000		$ 1,545,000	$ 1,744,000
Accrue interest									$ 250,000
Common stock, par value | $ / shares													$ 0.0001	$ 0.0001
Debt conversion price									80.00%
Holders right description									The Holder shall have the right to purchase up to the number of Shares that equals the amount obtained by dividing: (A) eighty percent (80%) of the aggregate principal amount of the Holder’s Note(s) delivered pursuant to the Note and Warrant Purchase Agreement; by (B) 80% of $4.00, the current midpoint price of the Company’s prospective IPO. For example, $100,000 aggregate principal amount of Note x 80% = $80,000) / ($4.00 current midpoint price of prospective IPO x 80% = $3.20) = 25,000 warrants. The exercise price per share shall be equal to 80% of the offering price per share of common stock of the Company in its first underwritten public offering (the “IPO”) pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by the Company of not less than $10,000,000 of its equity securities, as a result of or following which the Company shall be a reporting issuer under the Securities and Exchange Act of 1934, as amended, and its common stock shall be listed on the Nasdaq Stock Market. This Warrant shall be exercisable, in whole or in part: (i) after the earlier to occur of: (A) the consummation of the IPO; or (B) six months after the date of this Warrant; and (ii) prior to the Warrant expiration date which is twelve months after the date of this Warrant
Accrue interest													6.00%	6.00%
Share price | $ / shares										$ 4.00
Shares of investors													$ 1,620,000
Proceeds from debt issuance														$ 3,034,000
Debt discount										$ 86,000				$ 539,000
Conversion of common stock | shares										3,000
Conversion of common stoc, value										$ 24,000
Shares of restricted common stock | shares										43,250
Mr. Destler [Member]
Subsequent Event [Line Items]
Share price | $ / shares																	$ 5.90
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Accrue interest					$ 30,000
Accrue interest					12.00%									12.00%
Maturity date description					The Notes shall be due and payable on the date that is six (6) months from the date of the Notes (the “Initial Maturity Date”); provided, however, that the Company and Lender may, upon mutual written agreement, extend such maturity date an additional six (6) months (such extended maturity date, (the “Extended Maturity Date”).
Share price | $ / shares					$ 3.00
Convertible Promissory Note [Member] | Investor [Member]
Subsequent Event [Line Items]
Common stock share | shares					20,000
Shares of investors					$ 100,000
Unsecured Promissory Note [Member] | Donald Danks [Member]
Subsequent Event [Line Items]
Unsecured Debt							$ 225,000
Proceeds from debt issuance							$ 180,000
Orignal debt discount percent							20.00%
Debt discount							$ 45,000
Unsecured Promissory Note [Member] | Lender [Member]
Subsequent Event [Line Items]
Accrue interest							12.00%
Proceeds from debt issuance							$ 500,000
Qualified Public Offering [Member]
Subsequent Event [Line Items]
Increase in outstanding balance, percentage									10.00%
Increase in outstanding balance additional, percentage									2.50%
Warrant [Member]
Subsequent Event [Line Items]
Proceeds from Warrant Exercises										$ 114,000	$ 125,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									21,207	19,256	21,207		264,315	1,218,506
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 3.20	$ 5.90	$ 5.90		$ 5.90
Share price | $ / shares									$ 4.00
Common stock share | shares													264,315
Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										19,256	21,207
Fair value of common shares issued for services, shares | shares										55,063	69,132		174,739	288,909
Fair value of common shares issued for services
Debt Instrument, Convertible, Conversion Ratio									10
Common stock share | shares													183,223
Shares of investors
Conversion of common stock | shares										3,000
Conversion of common stoc, value
Common Stock [Member] | Qualified Public Offering [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares									$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Warrant Exercises												$ 114,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		16,965										16,965
Fair value of common shares issued for services, shares | shares	1,875	19,323
Fair value of common shares issued for services	$ 7,500	$ 400,000
Accrue interest		$ 200,000										$ 200,000
Debt conversion price		80.00%
Holders right description		The Holder shall have the right to purchase up to the number of Shares that equals the amount obtained by dividing: (A) eighty percent (80%) of the aggregate principal amount of the Holder’s Note(s) delivered pursuant to the Note and Warrant Purchase Agreement; by (B) 80% of $4.00, the current midpoint price of the Company’s prospective IPO. For example, $100,000 aggregate principal amount of Note x 80% = $80,000) / ($4.00 current midpoint price of prospective IPO x 80% = $3.20) = 25,000 warrants. The exercise price per share shall be equal to 80% of the offering price per share of common stock of the Company in its first underwritten public offering (the “IPO”) pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by the Company of not less than $10,000,000 of its equity securities, as a result of or following which the Company shall be a reporting issuer under the Securities and Exchange Act of 1934, as amended, and its common stock shall be listed on the Nasdaq Stock Market. This Warrant shall be exercisable, in whole or in part: (i) after the earlier to occur of: (A) the consummation of the IPO; or (B) six months after the date of this Warrant; and (ii) prior to the Warrant expiration date which is twelve months after the date of this Warrant.
Conversion of common stock | shares				2,029,306
Conversion of common stoc, value				$ 4,059,000
Subsequent Event [Member] | Holders [Member]
Subsequent Event [Line Items]
Conversion of common stock | shares				379,975
Subsequent Event [Member] | Mr. Destler [Member]
Subsequent Event [Line Items]
Advance in non-interest bearing			$ 20,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Accrue interest		$ 335,000										$ 335,000				$ 433,000
Accrue interest		12.00%										12.00%
Maturity date description												The Notes shall be due and payable on the date that is six (6) months from the date of the Notes (the “Initial Maturity Date”); provided, however, that the Company and Lender may, upon mutual written agreement, extend such maturity date an additional six (6) months (such extended maturity date, (the “Extended Maturity Date”).
Share price | $ / shares		$ 3.00										$ 3.00
Subsequent Event [Member] | Convertible Promissory Note [Member] | Investor [Member]
Subsequent Event [Line Items]
Common stock share | shares												20,000
Shares of investors												$ 100,000
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Donald Danks [Member]
Subsequent Event [Line Items]
Unsecured Debt							225,000
Proceeds from debt issuance							$ 180,000
Orignal debt discount percent							20.00%
Debt discount							$ 45,000
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Lender [Member]
Subsequent Event [Line Items]
Accrue interest							12.00%
Proceeds from debt issuance							$ 500,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Accrue interest															$ 562,000
Accrue interest		12.00%										12.00%
Shares of restricted common stock | shares								84,300
Equity securities								$ 8,000,000
Subsequent Event [Member] | Qualified Public Offering [Member]
Subsequent Event [Line Items]
Increase in outstanding balance, percentage		10.00%
Increase in outstanding balance additional, percentage		2.50%										2.50%
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		19,323										19,323
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 5.90										$ 5.90
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		19,323										19,323
Debt Instrument, Convertible, Conversion Ratio		0.10
Subsequent Event [Member] | Common Stock [Member] | Qualified Public Offering [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares		$ 0.0001										$ 0.0001